ACQUISITION OF SOLAR POWER PLANTS (Tables)	12 Months Ended
Dec. 31, 2015
ACQUISITION OF SOLAR POWER PLANTS [Abstract]
Schedule of allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values
Year Ended December 31,
2015
RMB
Net assets acquired	114,000,000
Total considerations	114,000,000